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                                    FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Numbers       3215-0004
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  June 30, 2000
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          Check here is Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Guy Wyser-Pratte
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Title:  President
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing

/s/ Guy Wyser-Pratte
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[Signature]

New York, NY
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[City, State]

08/11/2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F Summary page

                                Report Summary:

Number of Other Included Managers:
        None
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Form 13F Information Table Entry Total:
        26
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Form 13F Information Table Value Total:
     $260,671       (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------  --------  ----    ------  ----
Bestfoods                      com              08658u101    20636   298000 SH       SOLE                298000
Burr-Brown Corp                com              122574106     1257    14500 SH       SOLE                 14500
*Cisco Systems                 com              17275r102    10963   172472 SH       SOLE                172472
Comsat Corp                    com              20564D107     1060    45114 SH       SOLE                 45114
Delta & Pine Land Co LTD       com              247357106    27554  1099400 SH       SOLE               1099400
Dexter Corp - DEX              com              252165105    25522   531700 SH       SOLE                531700
*Dupont EI De Nem              com              263534109     1822    41643 SH       SOLE                 41643
*Flextronics Int'l LTD         com              y2573f102      232     3381 SH       SOLE                  3381
GTE Corp                       com              362320103    12398   200000 SH       SOLE                200000
*Intel Corp                    com              458140100     6427    48074 SH       SOLE                 48074
International Paper Co         com              460146103     7429   249178 SH       SOLE                249178
*JDS Uniphase                  com              46612j101     2300    19190 SH       SOLE                 19190
Lockheed Martin Corp           com              539830109    17919   722178 SH       SOLE                722178
Lycos Inc                      com              550818108     1620    30000 SH       SOLE                 30000
MediaOne Group Inc             com              58440j104    25004   364000 SH       SOLE                364000
*Motorola Inc                  com              620076109     2040    70206 SH       SOLE                 70206
*SBC Comms Inc                 com              78387G103     1315    30399 SH       SOLE                 30399
SFX Entertainment Cl A         com              784178105     2719    60000 SH       SOLE                 60000
Snyder Communications          com              832914105     8956   377100 SH       SOLE                377100
Teleglobe Inc                  com              87941v100     7187   341200 SH       SOLE                341200
U S West Inc                   com              91273H101    14699   170000 SH       SOLE                170000
Unisys Corp                    com              909214108    11694   803000 SH       SOLE                803000
Verio Inc                      com              923433106    40664   732900 SH       SOLE                732900
*Vodafone Group ADR            com              92857T107      663    16000 SH       SOLE                 16000
*Alcatel Spon ADR              adr              013904305     5500    82710 SH       SOLE                 75420
Saatchi & Saatchi PLC          adr              785144205     3091    96600 SH       SOLE                 96600

*Note: Investment Advisor had identical SHORT positions in these securities as of 06/30/2000.
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